Bonds Payable - Major Terms of Domestic Unsecured Bonds (Detail) $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Apr. 14, 2022	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)
Bonds payable [line items]
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And One Three [member]
Bonds payable [line items]
Issuance starting period		2012-10
Issuance ending period		2022-10
Coupon Rate		1.53%	1.53%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And One Three [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 4,400.0
Domestic Unsecured Bonds Hundred And One Four [member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period		2013-01
Issuance ending period		2020-01
Coupon Rate		1.35%	1.35%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And One Four [member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period		2013-01
Issuance ending period		2023-01
Coupon Rate		1.49%	1.49%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And One Four [member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 10,000.0
Domestic Unsecured Bonds Hundred And One Four [member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 3,000.0
Domestic Unsecured Bonds Hundred And Two One [member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period		2013-02
Issuance ending period		2020-02
Coupon Rate		1.38%	1.38%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Two One [member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period		2013-02
Issuance ending period		2023-02
Coupon Rate		1.50%	1.50%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Two One [member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 11,600.0
Domestic Unsecured Bonds Hundred And Two One [member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 3,600.0
Domestic Unsecured Bonds Hundred And Two Two [member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period		2013-07
Issuance ending period		2020-07
Coupon Rate		1.50%	1.50%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Two Two [member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period		2013-07
Issuance ending period		2023-07
Coupon Rate		1.70%	1.70%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Two Two [member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 10,200.0
Domestic Unsecured Bonds Hundred And Two Two [member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 3,500.0
Domestic Unsecured Bonds Hundred And Two Four [member] | Tranche D [member]
Bonds payable [line items]
Issuance starting period		2013-09
Issuance ending period		2021-03
Coupon Rate		1.85%	1.85%
Repayment and Interest Payment		Bullet repayment; interest payable annually (interest for the six months prior to maturity will accrue on the basis of actual days and be repayable at maturity)
Domestic Unsecured Bonds Hundred And Two Four [member] | Tranche E [member]
Bonds payable [line items]
Issuance starting period		2013-09
Issuance ending period		2023-03
Coupon Rate		2.05%	2.05%
Repayment and Interest Payment		Bullet repayment; interest payable annually (interest for the six months prior to maturity will accrue on the basis of actual days and be repayable at maturity)
Domestic Unsecured Bonds Hundred And Two Four [member] | Tranche F [member]
Bonds payable [line items]
Issuance starting period		2013-09
Issuance ending period		2023-09
Coupon Rate		2.10%	2.10%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Two Four [member] | Taiwan [member] | Tranche D [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 2,600.0
Domestic Unsecured Bonds Hundred And Two Four [member] | Taiwan [member] | Tranche E [member]
Bonds payable [line items]
Domestic unsecured bonds		5,400.0
Domestic Unsecured Bonds Hundred And Two Four [member] | Taiwan [member] | Tranche F [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 2,600.0
Domestic Unsecured Bonds Hundred And Nine One [Member]
Bonds payable [line items]
Issuance starting period		2020-09
Issuance ending period		2060-09
Coupon Rate		2.70%	2.70%
Repayment and Interest Payment		Bullet repayment (callable on the 5th anniversary of the issue date and every anniversary thereafter); interest payable annually
Domestic Unsecured Bonds Hundred And Nine One [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period		2020-03
Issuance ending period		2025-03
Coupon Rate		0.58%	0.58%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine One [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period		2020-03
Issuance ending period		2027-03
Coupon Rate		0.62%	0.62%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine One [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period		2020-03
Issuance ending period		2030-03
Coupon Rate		0.64%	0.64%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine One [Member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds			$ 1,000.0
Domestic Unsecured Bonds Hundred And Nine One [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 3,000.0
Domestic Unsecured Bonds Hundred And Nine One [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds		10,500.0
Domestic Unsecured Bonds Hundred And Nine One [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 10,500.0
Domestic Unsecured Bonds Hundred And Nine Two [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period		2020-04
Issuance ending period		2025-04
Coupon Rate		0.52%	0.52%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Two [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period		2020-04
Issuance ending period		2027-04
Coupon Rate		0.58%	0.58%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Two [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period		2020-04
Issuance ending period		2030-04
Coupon Rate		0.60%	0.60%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Two [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 5,900.0
Domestic Unsecured Bonds Hundred And Nine Two [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds		10,400.0
Domestic Unsecured Bonds Hundred And Nine Two [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 5,300.0
Domestic Unsecured Bonds Hundred And Nine Three [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period		2020-05
Issuance ending period		2025-05
Coupon Rate		0.55%	0.55%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Three [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period		2020-05
Issuance ending period		2027-05
Coupon Rate		0.60%	0.60%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Three [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period		2020-05
Issuance ending period		2030-05
Coupon Rate		0.64%	0.64%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Three [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 4,500.0
Domestic Unsecured Bonds Hundred And Nine Three [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds		7,500.0
Domestic Unsecured Bonds Hundred And Nine Three [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 2,400.0
Domestic Unsecured Bonds Hundred And Nine Four [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period		2020-07
Issuance ending period		2025-07
Coupon Rate		0.58%	0.58%
Repayment and Interest Payment		Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Four [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period		2020-07
Issuance ending period		2027-07
Coupon Rate		0.65%	0.65%
Repayment and Interest Payment		Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Four [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period		2020-07
Issuance ending period		2030-07
Coupon Rate		0.67%	0.67%
Repayment and Interest Payment		Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Four [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 5,700.0
Domestic Unsecured Bonds Hundred And Nine Four [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds		6,300.0
Domestic Unsecured Bonds Hundred And Nine Four [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 1,900.0
Domestic Unsecured Bonds Hundred And Nine Five [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period		2020-09
Issuance ending period		2025-09
Coupon Rate		0.50%	0.50%
Repayment and Interest Payment		Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Five [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period		2020-09
Issuance ending period		2027-09
Coupon Rate		0.58%	0.58%
Repayment and Interest Payment		Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Five [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period		2020-09
Issuance ending period		2030-09
Coupon Rate		0.60%	0.60%
Repayment and Interest Payment		Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Five [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 4,800.0
Domestic Unsecured Bonds Hundred And Nine Five [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds		8,000.0
Domestic Unsecured Bonds Hundred And Nine Five [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 2,800.0
Domestic Unsecured Bonds Hundred And Nine Six [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period		2020-12
Issuance ending period		2025-12
Coupon Rate		0.40%	0.40%
Repayment and Interest Payment		Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Six [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period		2020-12
Issuance ending period		2027-12
Coupon Rate		0.44%	0.44%
Repayment and Interest Payment		Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Six [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period		2020-12
Issuance ending period		2030-12
Coupon Rate		0.48%	0.48%
Repayment and Interest Payment		Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Six [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 1,600.0
Domestic Unsecured Bonds Hundred And Nine Six [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds		5,600.0
Domestic Unsecured Bonds Hundred And Nine Six [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 4,800.0
Domestic Unsecured Bonds Hundred And Nine Seven [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period		2020-12
Issuance ending period		2025-12
Coupon Rate		0.36%	0.36%
Repayment and Interest Payment		Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Seven [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period		2020-12
Issuance ending period		2027-12
Coupon Rate		0.41%	0.41%
Repayment and Interest Payment		Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Seven [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period		2020-12
Issuance ending period		2030-12
Coupon Rate		0.45%	0.45%
Repayment and Interest Payment		Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Seven [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 1,900.0
Domestic Unsecured Bonds Hundred And Nine Seven [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds		10,200.0
Domestic Unsecured Bonds Hundred And Nine Seven [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 6,400.0
Domestic Unsecured Bonds Hundred And Ten One [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period		2021-03
Issuance ending period		2026-03
Coupon Rate		0.50%	0.50%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten One [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period		2021-03
Issuance ending period		2028-03
Coupon Rate		0.55%	0.55%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten One [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period		2021-03
Issuance ending period		2031-03
Coupon Rate		0.60%	0.60%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten One [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 4,800.0
Domestic Unsecured Bonds Hundred And Ten One [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds		11,400.0
Domestic Unsecured Bonds Hundred And Ten One [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 4,900.0
Domestic Unsecured Bonds Hundred And Ten Two [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period		2021-05
Issuance ending period		2026-05
Coupon Rate		0.50%	0.50%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Two [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period		2021-05
Issuance ending period		2028-05
Coupon Rate		0.58%	0.58%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Two [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period		2021-05
Issuance ending period		2031-05
Coupon Rate		0.65%	0.65%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Two [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 5,200.0
Domestic Unsecured Bonds Hundred And Ten Two [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds		8,400.0
Domestic Unsecured Bonds Hundred And Ten Two [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 5,600.0
Domestic Unsecured Bonds Hundred And Ten Three [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period		2021-06
Issuance ending period		2026-06
Coupon Rate		0.52%	0.52%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Three [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period		2021-06
Issuance ending period		2028-06
Coupon Rate		0.58%	0.58%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Three [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period		2021-06
Issuance ending period		2031-06
Coupon Rate		0.65%	0.65%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Three [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 6,900.0
Domestic Unsecured Bonds Hundred And Ten Three [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds		7,900.0
Domestic Unsecured Bonds Hundred And Ten Three [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 4,900.0
Domestic Unsecured Bonds Hundred And Ten Four [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period		2021-08
Issuance ending period		2025-08
Coupon Rate		0.485%	0.485%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Four [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period		2021-08
Issuance ending period		2026-08
Coupon Rate		0.50%	0.50%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Four [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period		2021-08
Issuance ending period		2028-08
Coupon Rate		0.55%	0.55%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Four [Member] | Tranche D [member]
Bonds payable [line items]
Issuance starting period		2021-08
Issuance ending period		2031-08
Coupon Rate		0.62%	0.62%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Four [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 4,000.0
Domestic Unsecured Bonds Hundred And Ten Four [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds		8,000.0
Domestic Unsecured Bonds Hundred And Ten Four [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds		5,400.0
Domestic Unsecured Bonds Hundred And Ten Four [Member] | Taiwan [member] | Tranche D [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 4,200.0
Domestic Unsecured Bonds Hundred And Ten Six [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period		2021-10
Issuance ending period		2026-04
Coupon Rate		0.535%	0.535%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Six [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period		2021-10
Issuance ending period		2026-10
Coupon Rate		0.54%	0.54%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Six [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period		2021-10
Issuance ending period		2028-10
Coupon Rate		0.60%	0.60%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Six [Member] | Tranche D [member]
Bonds payable [line items]
Issuance starting period		2021-10
Issuance ending period		2031-10
Coupon Rate		0.62%	0.62%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Six [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 3,200.0
Domestic Unsecured Bonds Hundred And Ten Six [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds		6,900.0
Domestic Unsecured Bonds Hundred And Ten Six [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds		4,600.0
Domestic Unsecured Bonds Hundred And Ten Six [Member] | Taiwan [member] | Tranche D [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 1,600.0
Domestic Unsecured Bonds Hundred And Ten Seven [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period		2021-12
Issuance ending period		2026-12
Coupon Rate		0.65%	0.65%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Seven [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period		2021-12
Issuance ending period		2027-06
Coupon Rate		0.675%	0.675%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Seven [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period		2021-12
Issuance ending period		2028-12
Coupon Rate		0.72%	0.72%
Repayment and Interest Payment		Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Seven [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 7,700.0
Domestic Unsecured Bonds Hundred And Ten Seven [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds		3,500.0
Domestic Unsecured Bonds Hundred And Ten Seven [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 5,500.0
Domestic Unsecured Bonds Hundred And Ten Five [Member]
Bonds payable [line items]
Issuance starting period		2021-09
Issuance ending period		2051-09
Coupon Rate		3.10%	3.10%
Repayment and Interest Payment		Bullet repayment (callable on the 5th anniversary of the issue date and every anniversary thereafter); interest payable annually
Domestic Unsecured Bonds Hundred And Ten Five [Member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds			$ 1,000.0